Taxes (Details 4) - Non-capital losses [member] - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Statement Line Items [Line Items]
2026	$ 1,711,000
2027	1,388,000
2028	1,512,000
2029	1,967,000
2030	1,427,000
2031	2,378,000
2032	2,496,000
2033	2,352,000
2034	2,195,000
2035	1,983,000
2036	2,050,000
2037	2,866,000
2038	3,735,000
2039	2,913,000
2040	6,929,000
Non Capital Losses	$ 37,902,000	$ 30,973,000